Recoverable taxes - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 3,783,271	R$ 2,108,025
Current	1,610,312	1,061,227
Non-current	2,172,959	1,046,798
Tax [member]
Summary of recoverable taxes [line items]
Recoverable taxes	1,312,990	893,206
PIS and COFINS – Federal VAT [member]
Summary of recoverable taxes [line items]
Recoverable taxes	2,410,736	1,177,513
Value-Added Tax (IVA) of foreign subsidiaries [member]
Summary of recoverable taxes [line items]
Recoverable taxes	0	179
Other Taxes Receivable [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 59,545	R$ 37,127